Defined Benefit Obligation and Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation	$ 228	$ 282
Long-term incentive accruals	4	4
Other	21	12
Total	253	$ 298
Increase (decrease) in net defined benefit liability (asset)	$ (54)